Derivative Financial Instruments	9 Months Ended
Sep. 30, 2025
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 13 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are comprised of the fair value of conversion features embedded in convertible promissory notes for which the conversion rate is not fixed, but instead is adjusted based on a discount to the market price of the Company’s common stock. The fair market value of the derivative liabilities was calculated at inception of each convertible promissory notes for which the conversion rate is not fixed and allocated to the respective convertible notes, with any excess recorded as a charge to “Financing cost.” The derivative financial instruments are then revalued at the end of each period, with the change in value recorded to “Change in fair value of on derivative financial instruments.”

Derivative financial instruments and changes thereto recorded in the three and nine months ended September 30, 2025 include the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Balance, beginning of period	$16,285	$—	$—	$—
Inception of derivative financial instruments	10,953	—	72,970	—
Change in fair value of derivative financial instruments	48,494	—	2,762	—
Conversion or extinguishment of derivative financial instruments	—	—	—	—

Balance, end of period	$75,732	$—	$75,732	$—

Fair market value of the derivative financial instruments is measured using the following range of assumptions:

	Nine Months Ended September 30,
	2025	2024

Pricing model utilized	Binomial Lattice	—
Risk free rate range	3.83% to 4.29%	—
Expected life range (in years)	0.13 to 0.85	—
Volatility range	164.80% to 297.56%	—
Dividend yield	0.00%	—

The entire amount of derivative instrument liabilities is classified as current due to the fact that settlement of the derivative instruments could be required within twelve months of the balance sheet date. The Company had no derivative financial instruments in the nine months ended September 30, 2024.